Provisions - Additional Information (Details) kr in Thousands, € in Millions	9 Months Ended
	Sep. 30, 2018 SEK (kr)	Sep. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 2.6
Unused provision reversed, other provisions		1.0
Acquisitions through business combinations, other provisions		6.8
Utilization of provision		19.8
Unwinding of discounting		0.9
Increase (decrease) through net exchange differences, other provisions		(3.4)
Ending balance		126.9	€ 140.8
Restructuring
Disclosure of other provisions [line items]
Additional provisions, other provisions		1.0
Unused provision reversed, other provisions		0.1
Acquisitions through business combinations, other provisions		0.0
Utilization of provision		14.7
Unwinding of discounting		0.0
Increase (decrease) through net exchange differences, other provisions		0.0
Ending balance		€ 12.5	26.3
Estimated completion of activities	12 months	12 months
Provisions related to other taxes
Disclosure of other provisions [line items]
Additional provisions, other provisions		€ 0.3
Unused provision reversed, other provisions		0.0
Acquisitions through business combinations, other provisions		0.0
Utilization of provision		0.6
Unwinding of discounting		0.0
Increase (decrease) through net exchange differences, other provisions		0.0
Ending balance		9.9	10.2
Contingent consideration
Disclosure of other provisions [line items]
Additional provisions, other provisions		0.0
Unused provision reversed, other provisions		0.0
Acquisitions through business combinations, other provisions		0.0
Utilization of provision		0.2
Unwinding of discounting		0.3
Increase (decrease) through net exchange differences, other provisions		0.0
Ending balance		10.5	10.4
Other
Disclosure of other provisions [line items]
Additional provisions, other provisions		1.3
Unused provision reversed, other provisions		0.9
Acquisitions through business combinations, other provisions		6.8
Utilization of provision		1.1
Unwinding of discounting		0.0
Increase (decrease) through net exchange differences, other provisions		0.0
Ending balance		24.6	18.5
Miscellaneous other provisions, professional fees related to tax investigations and other obligations
Disclosure of other provisions [line items]
Ending balance		2.4	2.7
Italy | Other
Disclosure of other provisions [line items]
Ending balance		5.7	5.6
Bjuv Facility | Sweden | Onerous contracts - leases
Disclosure of other provisions [line items]
Ending balance		67.2	72.5
Bjuv Facility | Sweden | Onerous contracts - service contracts
Disclosure of other provisions [line items]
Ending balance		2.2	2.9
La Cocinera | Contingent consideration
Disclosure of other provisions [line items]
Ending balance		9.0	8.9
Lutosa | Contingent consideration
Disclosure of other provisions [line items]
Ending balance		1.5	1.5
Findus | Contingent consideration
Disclosure of other provisions [line items]
Unwinding of discounting		0.3
Findus | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Ending balance		3.1	€ 3.1
Goodfella's Pizza [Member] | IRELAND | Other
Disclosure of other provisions [line items]
Ending balance		6.8
Foodhills AB | Bjuv Facility | Sweden
Disclosure of other provisions [line items]
Agreed gross proceeds from sale of Bjuv factory	kr 85,000	8.6
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	kr 72,250	€ 7.2